Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Taiwan operations	$ (1,129)	$ (2,191)	$ (3,146)
Non-Taiwan operations	(164)	532	(47)
LOSS BEFORE INCOME TAXES	$ (1,293)	$ (1,659)	$ (3,193)